Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 339,525	$ 322,176
U.S. Large-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	89,593	83,116
U.S. Small/Mid-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	25,133	24,857
World Equity Ex-US [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	52,432	53,367
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	63,544	61,388
High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	14,133	14,282
Emerging Market Fixed income (Non-US) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	10,041	9,633
Core Fixed Income [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	32,502	29,844
Hedge Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	17,719	29,766
Core Property Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	34,236	15,747
Money Market Funds [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	14
Income Earned but not yet Received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 178	$ 176